Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 4 - Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2014	December 31, 2013
Prepaid rent	$27,000	$26,000
Prepaid insurance	31,000	11,000
Prepaid licenses	—	6,000
Prepaid fees	5,000	3,000
Prepaid deposit	8,000	—
Prepaid professional fees	20,000	—
Total	$91,000	$46,000